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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number                811-1474
                                  ----------------------------------------------


                                 AIM Stock Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:        (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:     7/31
                         --------------------

Date of reporting period:    1/31/05
                          -------------------

Item 1. Reports to Stockholders.

                                                          AIM MID CAP STOCK FUND
                            Semiannual Report to Shareholders . January 31, 2005
                                  [COVER IMAGE]
                                            FORMERLY INVESCO MID CAP GROWTH FUND
                                        [Your goals. Our solutions.]
                                          - REGISTERED TRADEMARK -
                                                         [AIM Investments Logo]
                                                        - REGISTERED TRADEMARK -

AIM MID CAP STOCK FUND seeks to achieve long-term growth of capital.
.. Unless otherwise stated, information presented in this report is as of 1/31/05 and is based on total net assets.
.. Effective October 15, 2004, INVESCO Mid Cap Growth Fund was renamed AIM Mid Cap Stock Fund
ABOUT SHARE CLASSES
.. Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue
Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.
.. Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.
PRINCIPAL RISKS OF INVESTING IN THE FUND
.. Investing in small and mid-size companies involves risks not associated with investing in more established companies, including business risk, significant stock price fluctuations and illiquidity.
.. At any given time, the Fund may be subject to sector risk, which means a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to the sectors in which it can invest.
.. By concentrating on a small number of holdings, the Fund carries greater risk because each investment has a greater effect on the fund's overall performance. .. International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the Fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The Fund may invest 100% of its assets in the securities of non-U.S. issuers.
ABOUT INDEXES USED IN THIS REPORT
.. The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500 --registered trademark-- Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.
.. The unmanaged Russell Midcap --registered trademark-- Growth Index is a subset of the Russell Midcap --registered trademark-- Index, which represents the performance of the stocks of domestic mid-capitalization companies; the Growth subset measures the performance of Russell Midcap companies with higher price/ book ratios and higher forecasted growth values.
.. The unmanaged Lipper Mid-Cap Growth Fund Index represents an average of the performance of the 30 largest mid-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
.. The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the
Fund may deviate significantly from the performance of the indexes.
.. A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.
OTHER INFORMATION
.. The returns shown in the Management's Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the
Financial Highlights.
.. Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the 1st and 3rd quarters of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's Web site, sec.gov. Copies of the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102.
You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov.
The SEC file numbers for the Fund are 811-1540 and 2-27334. The Fund's most recent portfolio holdings, as filed on Form N-Q, are also available at AIMinvestments.com.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com. Scroll down on the home page and click on AIM Funds Proxy Voting Policies.
Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu.
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
NOT FDIC INSURED     MAY LOSE VALUE   NO BANK GUARANTEE
AIMINVESTMENTS.COM
AIM MID CAP STOCK FUND
[GRAHAM PHOTO]
ROBERT H. GRAHAM
[WILLIAMSON PHOTO]
MARK H. WILLIAMSON
[CROCKETT PHOTO]
BRUCE L. CROCKETT
Dear Fellow Shareholder of The AIM Family of Funds --registered trademark-- :
NEW BOARD CHAIR
It is our pleasure to introduce you to Bruce Crockett, the new Chair of the
Board of Trustees of the AIM Funds. Bob Graham has served as Chairman of the Board of Trustees of the AIM Funds ever since Ted Bauer retired from that position in 2000. However, as you may be aware, the U.S. Securities and Exchange Commission recently adopted a rule requiring that an independent Fund trustee, meaning a trustee who is not an officer of the Fund's investment advisor, serve as Chair of the Funds' Board. In addition, a similar provision was included in the terms of AIM Advisors' recent settlements with certain regulators. Accordingly, the AIM Funds' Board elected Mr. Crockett, one of the 13 independent trustees on the AIM Funds' Board, as Chair. His appointment became effective on October 4, 2004. Mr. Graham remains on the Funds' Board as Vice Chair and President, as does Mark Williamson, President and Chief Executive Officer of AIM Investments --registered trademark--. Mr. Graham also remains Chair of AIM Investments.
     Mr. Crockett has been a member of the AIM Funds' Board since 1992, when AIM acquired certain funds that had been advised by CIGNA. He had been a member of the board of those funds since 1978. Mr. Crockett has more than 30 years of experience in finance and general management and has been Chairman of Crockett Technologies Associates since 1996. He is the first independent Chair of the Funds' Board in AIM's history, as he is not affiliated with AIM or AMVESCAP in any way. He is committed to ensuring that the AIM Funds adhere to the highest standards of corporate governance for the benefit of Fund shareholders, and we at AIM share that commitment.
MARKET CONDITIONS DURING THE FISCAL YEAR
After rising 9.23% in the fourth quarter of 2004, the S&P 500 Index declined by 2.44% in January 2005. The market's January performance disappointed some investors who were looking for the so-called "January effect," in which positive returns in January supposedly portend a strong stock market for the full year. Nonetheless, many equity investors took comfort in the fact that the S&P 500 Index rose 8.15% for the six months covered by this report.
     Bond returns were solid despite the fact that the U.S. Federal Reserve began raising short-term interest rates during 2004. For the six-month reporting period, the Lehman U.S. Aggregate Bond Index, which represents the performance of investment-grade bonds, returned 3.81%; the Lehman High Yield Index, which represents the performance of high yield securities, rose 8.03%; and the Lehman Municipal Bond Index, which represents the performance of investment-grade municipal securities, rose 4.80%. (All three Lehman indexes are compiled by Lehman Brothers, the global investment bank.)
     All in all, 2004 was a good year for most American investors. Profit growth of U.S. corporations was generally positive, and the decline in the value of the dollar boosted returns from foreign holdings. U.S. gross domestic product (GDP) grew 4.4% for all of 2004. Business economists responding to a December 2004 BusinessWeek survey foresaw GDP growth of 3.5% in 2005, a level higher than the post-World War II average of 3.4%. Also, the Institute for Supply Management's manufacturing and nonmanufacturing indexes--based on surveys of purchasing managers in industries that together cover more than 70% of the U.S. economy--both continued to rise during February and remained in very strong territory.
     Of course, none of this can guarantee that 2005 will be another year of positive returns for equity or fixed-income investors. Over the short term, the only sure thing about the markets is their unpredictability. Hence, we have always urged shareholders to maintain a long-term investment perspective, to make sure their portfolio of investments is suitably diversified, and to contact their financial advisors any time they have questions or concerns about their investments or the markets.
YOUR FUND
The following pages present a discussion of how your Fund invests, how it performed compared to pertinent benchmarks during the reporting period and how it has performed over the long term. We hope you find this information helpful. We also encourage you to visit AIMinvestments.com often. Updated information on your Fund is always available there, as well as general information on a variety of investing topics.
     As always, AIM remains committed to building solutions for your investment goals, and we thank you for your continued participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.
Sincerely,
/S/ ROBERT H. GRAHAM                         /S/ MARK H. WILLIAMSON
Robert H. Graham                             Mark H. Williamson
Chair, AIM Investments                       CEO & President, AIM Investments
President & Vice Chair, AIM Funds            Trustee, AIM Funds
March 1, 2005
AIM Investments is a registered service mark of A I M Management Group Inc. A I
M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.
AIM MID CAP STOCK FUND
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
Stocks, as measured by most domestic market indexes, rallied in the fourth quarter of 2004. The market upswing, combined with strong stock selection, enabled the fund to post double-digit returns for the six months ended January 31, 2005.
FUND VS. INDEXES
Total returns, 7/31/04-1/31/05, excluding applicable sales charges. If sales charges were included, returns would be lower.
Class A Shares                         14.19%
Class B Shares                         13.83
Class C Shares                         13.84
Investor Class Shares                  14.29
S&P 500 Index (Broad-Market Index)      8.15
Russell Midcap Growth Index
(Style-specific Index)                 13.61
Lipper Mid-Cap Growth Fund Index
(Peer Group Index)                     12.83
Source: Lipper, Inc.
     Investor preference for mid-cap stocks over large-cap stocks helped the
Fund outperform the large-cap oriented S&P 500 Index. Strong stock selection helped the Fund outperform the Russell Midcap Growth Fund Index and the Lipper Mid-Cap Growth Fund Index. In addition, our focus on attractively valued growth stocks helped the Fund outperform the Lipper Mid-Cap Growth Fund Index because of the generally attractive risk/reward characteristics of the holdings in the portfolio.
HOW WE INVEST
The Fund's current management team assumed its duties effective July 16, 2004.
We use a bottom-up approach to investing, selecting stocks based on an evaluation of individual companies. We have worked to position the fund solidly within the mid-cap category by reducing or eliminating our holdings in several large-cap companies. We also are conscious of selecting growth stocks that we consider attractively valued.
     We strive to produce consistent returns over the long-term by adhering to our investment process in all market environments. Our investment process involves:
.. Identifying mid-cap companies that we believe have sustainable revenue and earnings growth and attractive financial returns;
.. Applying fundamental research to identify stocks with sustainable growth as demonstrated by sales unit growth, strong pricing power, stable to increasing operating margins and production of free cash flow;
.. Using a variety of valuation techniques to determine target buy prices and a company's valuation upside and downside potential.
MARKET CONDITIONS AND YOUR FUND
Stocks, as measured by the S&P 500 Index, rose over the six-month reporting period, as major economic indicators were generally positive. Gross domestic product, the broadest measure of overall economic activity, rose at annualized rates of 4.0% and 3.8% in the third and fourth quarters of 2004, respectively.
In its January 2005 Beige Book report, the U.S. Federal Reserve Board noted that "economic activity continued to expand from late November to early January."
     Most of the S&P 500 Index's gains were recorded in the fourth quarter of 2004. The index rose after the price of oil peaked in October and the U.S. presidential campaign drew to a close. The Fund was in a favorable position to take advantage of this rally.
     During the reporting period, mid-cap value stocks outperformed mid-cap growth stocks. Our focus on stocks with attractive valuations enhanced Fund performance. We observed that with the exception of the fourth quarter of 2004, investors were concerned about the potential effect of rising oil prices, a weakening U.S. dollar and economic uncertainty on stock prices; consequently, investors tended to favor the perceived safety of stocks that were considered undervalued relative to the rest of the market. The Fund also benefited from its higher quality core holdings which tended to be less volatile. Sectors that contributed the most to Fund performance were consumer discretionary, information technology, health care and financials.
     The Fund benefited from its overweight position relative to the index and strong stock selection in financials, health care, telecommunication services and information technology. Health care rallied following the conclusion of the U.S. presidential campaign in November 2004. Information technology also PORTFOLIO COMPOSITION
By sector
              [PIE CHART]
Information Technology                  21.4%
Financials                              10.7%
Health Care                             16.3%
Utilities                                0.7%
Money Market Funds and
Other Assets Less Liabilities            3.8%
Materials                                3.1%
Industrials                             11.9%
Telecommunication Services               3.5%
Consumer Discretionary                  19.5%
Consumer Staples                         3.1%
Energy                                   6.0%
TOP 10 EQUITY HOLDINGS*
 1. Royal Caribbean Cruises Ltd.
    (Liberia)                            1.3%
 2. Williams Cos., Inc. (The)            1.3
 3. Robinson (C.H.) Worldwide, Inc.      1.2
 4. Scientific Games Corp.-Class A       1.2
 5. Hilton Hotels Corp.                  1.2
 6. Jarden Corp.                         1.2
 7. Harris Corp.                         1.1
 8. Corrections Corp. of America         1.1
 9. CB Richard Ellis Group, Inc.-
    Class A                              1.1
10. Career Education Corp.               1.1
TOP 10 INDUSTRIES*
 1. Health Care Services                 4.6%
 2. Communications Equipment             4.5
 3. Diversified Commercial Services      4.3
 4. Health Care Equipment                3.9
 5. Biotechnology                        3.5
 6. Wireless Telecommunication
    Services                             3.5
 7. Real Estate                          3.3
 8. Semiconductors                       2.8
 9. Application Software                 2.7
10. Oil & Gas Equipment & Services       2.6
The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding money market fund holdings.
rallied in the fourth quarter after struggling for much of the year. Although telecommunication services represented a relatively small weighting in both the portfolio and the index, it was among the best-performing market sectors for the reporting period.
     Consumer discretionary, industrials and materials were the only sectors where the Fund underperformed the Russell Midcap Growth Index. The Fund was underweight relative to the index in consumer discretionary, and this detracted from portfolio performance relative to the benchmark. We did not own many of the media stocks that rebounded during the fourth quarter after lagging for much of 2004. Within industrials, our underweight positions in the commercial services and supplies and electrical equipment industries adversely affected Fund performance relative to the Russell Midcap Growth Index.
     CB Richard Ellis Group, a company reflective of our investment discipline, was a strong contributor to Fund performance. An industry leader, CB Richard Ellis Group is the world's largest commercial real estate services company with operations in more than 48 countries. Because of its size and global presence, the company is often able to provide a broader range of expertise and services than many of its smaller competitors.
     Autodesk, a maker of computer-aided design software used by architects and engineers, also enhanced Fund performance. The company benefited from increased demand for its software. One of the key factors that we look for in selecting holdings for the fund is a potential catalyst for future growth. We believe the management team of this company is committed to improving the profitability of its business, as illustrated by the successful implementation of a business model that places greater emphasis on selling upgrades of the firm's software and collecting ongoing maintenance fees from its customers.
     Detracting from performance were Internet service provider United Online and Iron Mountain, a records and information management company. In August, United Online's stock declined after the company's third-quarter revenue forecast was lower than analysts had estimated, and management reported weaker-than-expected subscriber numbers. We sold this holding in the third quarter of 2004.
     Iron Mountain declined following the company's announcement of lower-than-anticipated profit margins in the company's U.S. paper-based records management business. While this is a relevant issue in the short term, we continued to hold the stock as we believe the company could benefit from increased demand for its services because of expanding record retention requirements stemming from heightened regulations in certain industries.
TOTAL NET ASSETS             $33.4 million
TOTAL NUMBER OF HOLDINGS*              119
IN CLOSING
We are pleased to have provided positive returns for our investors for the reporting period. We are always striving to improve performance while adhering to the Fund's investment discipline, which focuses on the attractively priced stocks of mid-cap companies with the potential to deliver sustainable earnings growth. We appreciate your continued participation in AIM Mid Cap Stock Fund.
The views and opinions expressed in Management's Discussion of Fund Performance are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but A I M Advisors,
Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
          See important Fund and index disclosures inside front cover.
[RASPLICKA PHOTO]
PAUL J. RASPLICKA, Chartered Financial Analyst and Senior Portfolio Manager, is lead manager of AIM Mid Cap Stock Fund. Mr. Rasplicka began his investment career in 1982. A native of Denver, Mr. Rasplicka is a magna cum laude graduate of the University of Colorado at Boulder with a B.S. in business administration. He received an M.B.A. from the University of Chicago. He is also a Chartered Investment Counselor.
[CHAPMAN PHOTO]
MICHAEL CHAPMAN, Chartered Financial Analyst and Portfolio Manager, began his investment career in 1995. He joined AIM in 2001 and is a manager of AIM Mid Cap Stock Fund. Mr. Chapman has a B.S. in petroleum engineering and an M.A. in energy and mineral resources from the University of Texas.
Assisted by the Mid-Cap Growth/GARP Team
                              [RIGHT ARROW GRAPHIC]
For a presentation of your Fund's long-term performance record, please turn to page 5.
AIM MID CAP STOCK FUND
CALCULATING YOUR ONGOING FUND EXPENSES
EXAMPLE
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2004, to January 31, 2005. ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2005, appear in the table "Fund
vs. Indexes" on page 2. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           ACTUAL                          HYPOTHETICAL
                                                               (5% annual return before expenses)
                               -----------------------------   ----------------------------------
           Beginning Account   Ending Account      Expenses      Ending Account        Expenses
 Share           Value             Value         Paid During         Value           Paid During
 Class         (08/01/04)       (01/31/05)/1/     Period/2/       (01/31/05)          Period/2/
--------   -----------------   --------------    -----------   ------------------   -------------
   A       $        1,000.00   $     1,141.90    $      8.91   $         1,016.89   $        8.39
   B                1,000.00         1,138.30          12.40             1,013.61           11.67
   C                1,000.00         1,138.40          12.40             1,013.61           11.67
Investor            1,000.00         1,142.90           8.37             1,017.39            7.88

/1/The actual ending account value is based on the actual total return of the Fund for the period August 1, 2004, to January 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended January 31, 2005, appear in the table "Fund vs. Indexes" on page 2.
/2/Expenses are equal to the Fund's annualized expense ratio (1.65%, 2.30%, 2.30%, and 1.55% for Class A, Class B, Class C, and Investor Class shares, respectively) multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
                                              [ARROW
                                              BUTTON  For More Information Visit
                                              IMAGE]  AIMINVESTMENTS.COM
AIM MID CAP STOCK FUND
YOUR FUND'S LONG-TERM PERFORMANCE
Below you will find a presentation of your Fund's performance record for periods ended 1/31/05, the close of the six-month period covered by this report.
Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.
AVERAGE ANNUAL TOTAL RETURNS
As of 1/31/05, including applicable sales charges
Class A Shares
Inception (10/1/01)           10.98%
  1 Year                       2.06
Class B Shares
Inception (10/1/01)           11.38%
  1 Year                       2.25
Class C Shares
Inception (10/1/01)           11.88%
  1 Year                       6.29
Investor Class Shares
Inception (9/3/02)            18.97%
  1 Year                       8.15
In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns as of 12/31/04, the most recent calendar quarter-end.
AVERAGE ANNUAL TOTAL RETURNS
As of 12/31/04, including applicable sales charges
Class A Shares
Inception (10/1/01)          11.74%
  1 Year                      6.27
Class B Shares
Inception (10/1/01)          12.20%
  1 Year                      6.72
Class C Shares
Inception (10/1/01)          12.71%
  1 Year                     10.87
Investor Class Shares
Inception (9/3/02)           20.43%
  1 Year                     12.65
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the fund's share classes will differ due to different sales charge structures and class expenses.
     Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower.
     SUPPLEMENT TO SEMIANNUAL REPORT DATED 1/31/05
AIM MID CAP STOCK FUND
INSTITUTIONAL CLASS SHARES
The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.
=====================================================
AVERAGE ANNUAL TOTAL RETURNS
For periods ended 1/31/05
Inception (9/9/98)                              11.33%
 5 Years                                         3.43
 1 Year                                          8.30
 6 Months*                                      14.42
=====================================================
AVERAGE ANNUAL TOTAL RETURNS
For periods ended 12/31/04, most recent
calendar quarter-end
Inception (9/9/98)                              11.73%
 5 Years                                         3.60
 1 Year                                         12.85
 6 Months*                                       8.71
*    Cumulative total return that has not been annualized
=====================================================
Institutional Class shares have no sales charge; therefore, performance is at NAV. Performance of Institutional Class shares will differ from performance of other share classes due to differing sales charges and class expenses.
     Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower.
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your fund prospectus for more information. For the most current month-end performance, please call 800-525-8085 or visit AIMinvestments.com.
                                   Over for information on your fund's expenses.
                       FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.
                       [YOUR GOALS. OUR SOLUTIONS.]     [AIM INVESTMENTS LOGO]
                         - REGISTERED TRADEMARK -      - REGISTERED TRADEMARK -
AIMINVESTMENTS.COM     I-MCS-INS-2
     INFORMATION ABOUT YOUR FUND'S EXPENSES
CALCULATING YOUR ONGOING FUND EXPENSES
EXAMPLE
As a shareholder of the Fund, you incur ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2004, to January 31, 2005.
ACTUAL EXPENSES
The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The Fund's actual cumulative total return after expenses for the six months ended January 31, 2005, appears in the table on the front of this supplement. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

==========================================================================================================
                                                      ACTUAL                         HYPOTHETICAL
                                                                                  (5% ANNUAL RETURN
                                                                                   BEFORE EXPENSES)
                         BEGINNING ACCOUNT  ENDING ACCOUNT    EXPENSES     ENDING ACCOUNT       EXPENSES
                               VALUE            VALUE        PAID DURING        VALUE          PAID DURING
                             (8/1/04)        (1/31/05)/1/     PERIOD/2/      (1/31/05)          PERIOD/2/
Institutional Class         $ 1,000.00       $ 1,144.30        $ 7.03        $ 1,018.65           $ 6.61
/1/The actual ending account value is based on the actual total return of the
Fund for the period August 1, 2004, to January 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the
Fund's expense ratio and a hypothetical annual return of 5% before expenses. The
Fund's actual cumulative total return after expenses for the six months ended
January 31, 2005, appears in the table on the front of this supplement.
/2/Expenses are equal to the Fund's annualized expense ratio, 1.30% for
Institutional Class shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
==========================================================================================================

AIMINVESTMENTS.COM     I-MCS-INS-2
FINANCIALS
SCHEDULE OF INVESTMENTS
January 31, 2005
(Unaudited)

                                                                   MARKET
                                                        SHARES     VALUE
    ------------------------------------------------------------------------
    COMMON STOCKS & OTHER EQUITY
     INTERESTS-96.17%
    ADVERTISING-1.64%
    Omnicom Group Inc.                                    2,900 $    246,181
    ------------------------------------------------------------------------
    R.H. Donnelley Corp./(a)/                             5,100      301,920
    ------------------------------------------------------------------------
                                                                     548,101
    ------------------------------------------------------------------------
    AEROSPACE & Defense-0.68%
    L-3 Communications Holdings, Inc.                     3,200      228,512
    ------------------------------------------------------------------------
    AIR FREIGHT & Logistics-1.23%
    Robinson (C.H.) Worldwide, Inc.                       8,001      412,051
    ------------------------------------------------------------------------
    APPAREL RETAIL-1.99%
    Abercrombie & Fitch Co.-Class A                       7,200      360,864
    ------------------------------------------------------------------------
    Ross Stores, Inc.                                    10,600      303,372
    ------------------------------------------------------------------------
                                                                     664,236
    ------------------------------------------------------------------------
    APPAREL, ACCESSORIES & Luxury
     Goods-1.05%
    Polo Ralph Lauren Corp.                               9,000      350,550
    ------------------------------------------------------------------------
    APPLICATION SOFTWARE-2.69%
    Amdocs Ltd. (United Kingdom)/(a)/                    11,800      351,050
    ------------------------------------------------------------------------
    Autodesk, Inc.                                       11,100      326,007
    ------------------------------------------------------------------------
    Macromedia, Inc./(a)/                                 2,500       85,600
    ------------------------------------------------------------------------
    Mercury Interactive Corp./(a)/                        3,100      135,687
    ------------------------------------------------------------------------
                                                                     898,344
    ------------------------------------------------------------------------
    ASSET MANAGEMENT & Custody
     Banks-1.65%
    Legg Mason, Inc.                                      3,975      306,989
    ------------------------------------------------------------------------
    T. Rowe Price Group Inc.                              4,100      245,385
    ------------------------------------------------------------------------
                                                                     552,374
    ------------------------------------------------------------------------
    BIOTECHNOLOGY-3.53%
    Affymetrix, Inc./(a)/                                 4,600      189,336
    ------------------------------------------------------------------------
    Charles River Laboratories International, Inc./(a)/   6,100      289,018
    ------------------------------------------------------------------------
    Chiron Corp./(a)/                                     4,700      154,395
    ------------------------------------------------------------------------
    Genzyme Corp./(a)/                                    4,100      238,661
    ------------------------------------------------------------------------
    Martek Biosciences Corp./(a)/                         5,800      306,356
    ------------------------------------------------------------------------
                                                                   1,177,766
    ------------------------------------------------------------------------
    BROADCASTING & Cable TV-0.75%
    Scripps Co. (E.W.) (The)-Class A                      5,400      250,344
    ------------------------------------------------------------------------
    BUILDING PRODUCTS-0.85%
    American Standard Cos. Inc./(a)/                      7,100      284,284
    ------------------------------------------------------------------------

                                                             MARKET
                                                  SHARES     VALUE
          ------------------------------------------------------------
          CASINOS & Gaming-2.54%
          Harrah's Entertainment, Inc.              2,500 $    158,100
          ------------------------------------------------------------
          Scientific Games Corp.-Class A/(a)/      15,600      401,232
          ------------------------------------------------------------
          Station Casinos, Inc.                     4,700      289,050
          ------------------------------------------------------------
                                                               848,382
          ------------------------------------------------------------
          COMMERCIAL PRINTING-1.06%
          Donnelley (R.R.) & Sons Co.              10,600      354,570
          ------------------------------------------------------------
          COMMODITY CHEMICALS-0.91%
          Celanese Corp.-Series A/(a)/             18,900      304,857
          ------------------------------------------------------------
          COMMUNICATIONS EQUIPMENT-4.50%
          Avaya Inc./(a)/                          19,100      274,085
          ------------------------------------------------------------
          Avocent Corp./(a)/                        4,500      164,295
          ------------------------------------------------------------
          Corning Inc./(a)/                        13,400      146,596
          ------------------------------------------------------------
          Harris Corp.                              5,900      382,143
          ------------------------------------------------------------
          Plantronics, Inc.                         8,100      301,401
          ------------------------------------------------------------
          Scientific-Atlanta, Inc.                  7,800      236,418
          ------------------------------------------------------------
                                                             1,504,938
          ------------------------------------------------------------
          COMPUTER STORAGE & Peripherals-1.36%
          Emulex Corp./(a)/                        10,800      176,796
          ------------------------------------------------------------
          Storage Technology Corp./(a)/             8,800      277,112
          ------------------------------------------------------------
                                                               453,908
          ------------------------------------------------------------
          CONSTRUCTION & Farm Machinery & Heavy
           Trucks-0.18%
          PACCAR Inc.                                 850       60,061
          ------------------------------------------------------------
          CONSUMER FINANCE-0.95%
          AmeriCredit Corp./(a)/                    6,700      164,485
          ------------------------------------------------------------
          First Marblehead Corp. (The)/(a)/         2,400      154,392
          ------------------------------------------------------------
                                                               318,877
          ------------------------------------------------------------
          DATA PROCESSING & Outsourced
           Services-2.52%
          Alliance Data Systems Corp./(a)/          7,400      321,308
          ------------------------------------------------------------
          CSG Systems International, Inc./(a)/     15,900      288,108
          ------------------------------------------------------------
          Iron Mountain Inc./(a)/                   8,250      232,650
          ------------------------------------------------------------
                                                               842,066
          ------------------------------------------------------------
          DEPARTMENT STORES-0.66%
          Kohl's Corp./(a)/                         4,700      220,947
          ------------------------------------------------------------
          DISTILLERS & Vintners-1.01%
          Constellation Brands, Inc.-Class A/(a)/   6,500      337,480
          ------------------------------------------------------------

                                                                  MARKET
                                                       SHARES     VALUE
    -----------------------------------------------------------------------
    DIVERSIFIED BANKS-0.67%
    Centennial Bank Holdings, Inc. (Acquired 12/27/04;
     Cost $219,450)/(b)/                                20,900 $    224,675
    -----------------------------------------------------------------------
    DIVERSIFIED CHEMICALS-0.96%
    Eastman Chemical Co.                                 5,900      319,485
    -----------------------------------------------------------------------
    DIVERSIFIED COMMERCIAL SERVICES-4.33%
    Apollo Group, Inc.-Class A/(a)/                      3,015      235,743
    -----------------------------------------------------------------------
    Career Education Corp./(a)/                          9,000      362,610
    -----------------------------------------------------------------------
    Cintas Corp.                                         7,200      313,200
    -----------------------------------------------------------------------
    Corrections Corp. of America/(a)/                    9,200      378,028
    -----------------------------------------------------------------------
    Jackson Hewitt Tax Service Inc.                      7,000      155,960
    -----------------------------------------------------------------------
                                                                  1,445,541
    -----------------------------------------------------------------------
    DRUG RETAIL-0.96%
    Shoppers Drug Mart Corp. (Canada)/(a)/              10,200      322,205
    -----------------------------------------------------------------------
    ELECTRONIC EQUIPMENT
     MANUFACTURERS-1.49%
    Aeroflex Inc./(a)/                                  17,300      166,426
    -----------------------------------------------------------------------
    Amphenol Corp.-Class A/(a)/                          8,400      330,372
    -----------------------------------------------------------------------
                                                                    496,798
    -----------------------------------------------------------------------
    ELECTRONIC MANUFACTURING
     SERVICES-0.93%
    Benchmark Electronics, Inc./(a)/                     9,700      310,109
    -----------------------------------------------------------------------
    EMPLOYMENT SERVICES-0.92%
    Manpower Inc.                                        6,300      306,495
    -----------------------------------------------------------------------
    ENVIRONMENTAL SERVICES-1.07%
    Republic Services, Inc.                              3,200      105,504
    -----------------------------------------------------------------------
    Stericycle, Inc./(a)/                                4,900      252,007
    -----------------------------------------------------------------------
                                                                    357,511
    -----------------------------------------------------------------------
    GENERAL MERCHANDISE STORES-1.68%
    Dollar General Corp.                                13,000      262,730
    -----------------------------------------------------------------------
    Dollar Tree Stores, Inc./(a)/                       11,000      299,530
    -----------------------------------------------------------------------
                                                                    562,260
    -----------------------------------------------------------------------
    HEALTH CARE DISTRIBUTORS-1.21%
    Henry Schein, Inc./(a)/                              4,700      319,882
    -----------------------------------------------------------------------
    Omnicare, Inc.                                       2,700       83,025
    -----------------------------------------------------------------------
                                                                    402,907
    -----------------------------------------------------------------------
    HEALTH CARE EQUIPMENT-3.94%
    Bio-Rad Laboratories-Class A/(a)/                    2,700      158,733
    -----------------------------------------------------------------------
    Fisher Scientific International Inc./(a)/            4,200      265,230
    -----------------------------------------------------------------------
    Kinetic Concepts, Inc./(a)/                          4,400      286,000
    -----------------------------------------------------------------------
    PerkinElmer, Inc.                                   13,000      298,870
    -----------------------------------------------------------------------
    Waters Corp./(a)/                                    6,300      309,204
    -----------------------------------------------------------------------
                                                                  1,318,037
    -----------------------------------------------------------------------

                                                            MARKET
                                                 SHARES     VALUE
          -----------------------------------------------------------
          HEALTH CARE FACILITIES-1.26%
          Community Health Systems Inc./(a)/      11,500 $    333,270
          -----------------------------------------------------------
          VCA Antech, Inc./(a)/                    4,700       87,185
          -----------------------------------------------------------
                                                              420,455
          -----------------------------------------------------------
          HEALTH CARE SERVICES-4.58%
          Caremark Rx, Inc./(a)/                   8,000      312,800
          -----------------------------------------------------------
          Covance Inc./(a)/                        5,400      229,500
          -----------------------------------------------------------
          DaVita, Inc./(a)/                        7,900      331,484
          -----------------------------------------------------------
          Express Scripts, Inc./(a)/               4,300      319,017
          -----------------------------------------------------------
          Renal Care Group, Inc./(a)/              8,800      335,808
          -----------------------------------------------------------
                                                            1,528,609
          -----------------------------------------------------------
          HEALTH CARE SUPPLIES-0.85%
          Cooper Cos., Inc. (The)                  3,700      283,790
          -----------------------------------------------------------
          HOME FURNISHINGS-0.90%
          Tempur-Pedic International Inc./(a)/    14,100      301,599
          -----------------------------------------------------------
          HOMEBUILDING-0.79%
          Pulte Homes, Inc.                        4,000      264,320
          -----------------------------------------------------------
          HOTELS, RESORTS & Cruise Lines-2.50%
          Hilton Hotels Corp.                     17,600      391,600
          -----------------------------------------------------------
          Royal Caribbean Cruises Ltd. (Liberia)   8,400      445,200
          -----------------------------------------------------------
                                                              836,800
          -----------------------------------------------------------
          HOUSEWARES & Specialties-2.15%
          Jarden Corp./(a)/                        8,500      391,000
          -----------------------------------------------------------
          Yankee Candle Co., Inc. (The)/(a)/      10,000      327,600
          -----------------------------------------------------------
                                                              718,600
          -----------------------------------------------------------
          HYPERMARKETS & Super Centers-0.74%
          BJ's Wholesale Club, Inc./(a)/           8,600      246,046
          -----------------------------------------------------------
          INDUSTRIAL GASES-0.69%
          Praxair, Inc.                            5,350      230,853
          -----------------------------------------------------------
          INDUSTRIAL MACHINERY-1.55%
          Eaton Corp.                              3,700      251,563
          -----------------------------------------------------------
          Ingersoll-Rand Co.-Class A (Bermuda)     3,600      267,768
          -----------------------------------------------------------
                                                              519,331
          -----------------------------------------------------------
          INSURANCE BROKERS-0.98%
          Willis Group Holdings Ltd. (Bermuda)     8,500      328,780
          -----------------------------------------------------------
          INTEGRATED OIL & Gas-0.94%
          Murphy Oil Corp.                         3,500      312,480
          -----------------------------------------------------------
          INTERNET SOFTWARE & Services-2.10%
          Ask Jeeves, Inc./(a)/                    5,200      147,472
          -----------------------------------------------------------
          Digital River, Inc./(a)/                 7,100      277,681
          -----------------------------------------------------------
          VeriSign, Inc./(a)/                     10,700      276,488
          -----------------------------------------------------------
                                                              701,641
          -----------------------------------------------------------

                                                                       MARKET
                                                            SHARES     VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES--EXCHANGE TRADED
 FUNDS-0.47%
iShares Nasdaq Biotechnology Index Fund-Institutional
 Shares/(a)/                                                  2,200 $    156,728
--------------------------------------------------------------------------------
LEISURE PRODUCTS-1.01%
Brunswick Corp.                                               7,300      336,676
--------------------------------------------------------------------------------
METAL & Glass Containers-0.50%
Pactiv Corp./(a)/                                             7,500      166,575
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE-0.52%
Quanta Capital Holdings Ltd. (Bermuda)/(a)/                  17,800      174,440
--------------------------------------------------------------------------------
MULTI-UTILITIES & Unregulated Power-0.73%
Questar Corp.                                                 4,800      243,840
--------------------------------------------------------------------------------
OFFICE ELECTRONICS-0.47%
Zebra Technologies Corp.-Class A/(a)/                         3,100      157,883
--------------------------------------------------------------------------------
OIL & GAS DRILLING-0.73%
Noble Corp. (Cayman Islanda)/(a)/                             4,600      245,410
--------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES-2.63%
Halliburton Co.                                               7,300      300,249
--------------------------------------------------------------------------------
National-Oilwell, Inc./(a)/                                   8,800      324,544
--------------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)/(a)/                 4,700      255,069
--------------------------------------------------------------------------------
                                                                         879,862
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION-0.42%
W&T Offshore, Inc./(a)/                                       7,700      140,140
--------------------------------------------------------------------------------
OIL & GAS REFINING, MARKETING &
 TRANSPORTATION-1.27%
Williams Cos., Inc. (The)                                    25,200      423,612
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-1.07%
CapitalSource Inc./(a)/                                      15,200      358,872
--------------------------------------------------------------------------------
PHARMACEUTICALS-0.95%
Shire Pharmaceuticals Group PLC-ADR (United Kingdom)          9,100      318,500
--------------------------------------------------------------------------------
REAL ESTATE-3.27%
Aames Investment Corp.                                       27,900      292,671
--------------------------------------------------------------------------------
KKR Financial Corp. (Acquired 08/05/04; Cost $201,000)/(b)/  20,100      216,075
--------------------------------------------------------------------------------
New Century Financial Corp.                                   5,400      323,406
--------------------------------------------------------------------------------
People's Choice Financial Corp. (Acquired 12/21/04; Cost
 $254,000)/(a)(b)/                                           25,400      260,350
--------------------------------------------------------------------------------
                                                                       1,092,502
--------------------------------------------------------------------------------

                                                                    MARKET
                                                        SHARES      VALUE
   --------------------------------------------------------------------------
   REAL ESTATE MANAGEMENT &
    DEVELOPMENT-1.12%
   CB Richard Ellis Group, Inc.-Class A/(a)/              10,700 $    374,393
   --------------------------------------------------------------------------
   SEMICONDUCTOR EQUIPMENT-2.07%
   KLA-Tencor Corp./(a)/                                   7,400      342,250
   --------------------------------------------------------------------------
   Novellus Systems, Inc./(a)/                            13,400      350,410
   --------------------------------------------------------------------------
                                                                      692,660
   --------------------------------------------------------------------------
   SEMICONDUCTORS-2.77%
   ATI Technologies Inc. (Canada)/(a)/                    18,600      322,338
   --------------------------------------------------------------------------
   Microchip Technology Inc.                              10,725      279,386
   --------------------------------------------------------------------------
   National Semiconductor Corp.                           19,200      325,056
   --------------------------------------------------------------------------
                                                                      926,780
   --------------------------------------------------------------------------
   SOFT DRINKS-0.41%
   Cott Corp. (Canada)/(a)/                                5,600      135,800
   --------------------------------------------------------------------------
   SPECIALTY STORES-1.81%
   Advance Auto Parts, Inc./(a)/                           6,700      288,770
   --------------------------------------------------------------------------
   Williams-Sonoma, Inc./(a)/                              9,100      314,860
   --------------------------------------------------------------------------
                                                                      603,630
   --------------------------------------------------------------------------
   TECHNOLOGY DISTRIBUTORS-0.49%
   CDW Corp.                                               2,800      163,800
   --------------------------------------------------------------------------
   WIRELESS TELECOMMUNICATION
    SERVICES-3.52%
   American Tower Corp.-Class A/(a)/                      16,500      298,980
   --------------------------------------------------------------------------
   Nextel Partners, Inc.-Class A/(a)/                     16,400      326,196
   --------------------------------------------------------------------------
   NII Holdings Inc./(a)/                                  5,200      279,760
   --------------------------------------------------------------------------
   SpectraSite, Inc./(a)/                                  4,600      269,560
   --------------------------------------------------------------------------
                                                                    1,174,496
   --------------------------------------------------------------------------
       Total Common Stocks & Other Equity Interests
        (Cost $28,800,972)                                         32,138,574
   --------------------------------------------------------------------------
   MONEY MARKET FUNDS-3.32%
   Premier Portfolio (Cost $1,108,596)/(c)(d)/         1,108,596    1,108,596
   --------------------------------------------------------------------------
   TOTAL INVESTMENTS-99.49% (Cost $29,909,568)                     33,247,170
   --------------------------------------------------------------------------
   OTHER ASSETS LESS LIABILITIES-0.51%                                168,754
   --------------------------------------------------------------------------
   NET ASSETS-100.00%                                            $ 33,415,924
   --------------------------------------------------------------------------

Investment Abbreviations:
ADR - American Depositary Receipt
Notes to Schedule of Investments:
(a) Non-income producing security.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at January 31, 2005 was $701,000, which represented 2.10% of the Fund's Net Assets. These securities are considered to be illiquid.
(c) Effective October 15, 2004, INVESCO Treasurer's Money Market Reserve Fund was renamed Premier Portfolio.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
See accompanying notes which are an integral part of the financial statements. STATEMENT OF ASSETS AND LIABILITIES
January 31, 2005
(Unaudited)

ASSETS:
Investments, at market value (cost $28,800,972)                        $32,138,574
-----------------------------------------------------------------------------------
Investments in affiliated money market funds (cost $1,108,596)           1,108,596
-----------------------------------------------------------------------------------
    Total investments (cost $29,909,568)                                33,247,170
-----------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                         449,811
-----------------------------------------------------------------------------------
  Fund shares sold                                                         410,412
-----------------------------------------------------------------------------------
  Dividends                                                                  3,139
-----------------------------------------------------------------------------------
Investment for trustee deferred compensation and retirement plans            5,546
-----------------------------------------------------------------------------------
Other assets                                                                36,955
-----------------------------------------------------------------------------------
    Total assets                                                        34,153,033
-----------------------------------------------------------------------------------
LIABILITIES:
Payables for:
  Investments purchased                                                    631,144
-----------------------------------------------------------------------------------
  Fund shares reacquired                                                    40,373
-----------------------------------------------------------------------------------
  Trustee deferred compensation and retirement plans                         5,714
-----------------------------------------------------------------------------------
Accrued distribution fees                                                   10,595
-----------------------------------------------------------------------------------
Accrued trustees' fees                                                         877
-----------------------------------------------------------------------------------
Accrued transfer agent fees                                                  6,974
-----------------------------------------------------------------------------------
Accrued operating expenses                                                  41,432
-----------------------------------------------------------------------------------
    Total liabilities                                                      737,109
-----------------------------------------------------------------------------------
Net assets applicable to shares outstanding                            $33,415,924
-----------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Shares of beneficial interest                                          $28,977,704
-----------------------------------------------------------------------------------
Undistributed net investment income (loss)                                (141,787)
-----------------------------------------------------------------------------------
Undistributed net realized gain from investment securities and foreign
 currencies                                                              1,242,405
-----------------------------------------------------------------------------------
Unrealized appreciation of investment securities                         3,337,602
-----------------------------------------------------------------------------------
                                                                       $33,415,924
-----------------------------------------------------------------------------------

           NET ASSETS:
           Class A                                         $9,142,944
           ----------------------------------------------------------
           Class B                                         $5,282,686
           ----------------------------------------------------------
           Class C                                         $3,277,417
           ----------------------------------------------------------
           Investor Class                                  $6,043,534
           ----------------------------------------------------------
           Institutional Class                             $9,669,343
           ----------------------------------------------------------
           SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
            UNLIMITED NUMBER OF SHARES AUTHORIZED:
           Class A                                            518,952
           ----------------------------------------------------------
           Class B                                            307,081
           ----------------------------------------------------------
           Class C                                            191,670
           ----------------------------------------------------------
           Investor Class                                     342,039
           ----------------------------------------------------------
           Institutional Class                                544,107
           ----------------------------------------------------------
           Class A :
             Net asset value per share                     $    17.62
           ----------------------------------------------------------
             Offering price per share:
               (Net asset value of $17.62 / 94.50%)        $    18.65
           ----------------------------------------------------------
           Class B :
             Net asset value and offering price per share  $    17.20
           ----------------------------------------------------------
           Class C :
             Net asset value and offering price per share  $    17.10
           ----------------------------------------------------------
           Investor Class:
             Net asset value and offering price per share  $    17.67
           ----------------------------------------------------------
           Institutional Class:
             Net asset value and offering price per share  $    17.77
           ----------------------------------------------------------

See accompanying notes which are an integral part of the financial statements. STATEMENT OF OPERATIONS
For the six months ended January 31, 2005
(Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $58)                                      $   67,829
--------------------------------------------------------------------------------------------------
Dividends from affiliated money market funds                                               11,202
--------------------------------------------------------------------------------------------------
    Total investment income                                                                79,031
--------------------------------------------------------------------------------------------------
EXPENSES:
Advisory fees                                                                             127,550
--------------------------------------------------------------------------------------------------
Administrative services fees                                                               25,205
--------------------------------------------------------------------------------------------------
Custodian fees                                                                              5,700
--------------------------------------------------------------------------------------------------
Distribution fees:
    Class A                                                                                12,880
--------------------------------------------------------------------------------------------------
    Class B                                                                                18,703
--------------------------------------------------------------------------------------------------
    Class C                                                                                14,792
--------------------------------------------------------------------------------------------------
    Investor Class                                                                          6,778
--------------------------------------------------------------------------------------------------
Transfer agent fees -- Class A, B, C and Investor                                          30,259
--------------------------------------------------------------------------------------------------
Transfer agent fees -- Institutional Class                                                    543
--------------------------------------------------------------------------------------------------
Trustees' fees and retirement benefits                                                      6,905
--------------------------------------------------------------------------------------------------
Registration and filing fees                                                               51,494
--------------------------------------------------------------------------------------------------
Professional fees                                                                          30,113
--------------------------------------------------------------------------------------------------
Other                                                                                      30,167
--------------------------------------------------------------------------------------------------
    Total expenses                                                                        361,089
--------------------------------------------------------------------------------------------------
Less:Fees waived, expenses reimbursed and expense offset arrangements                    (141,953)
--------------------------------------------------------------------------------------------------
    Net expenses                                                                          219,136
--------------------------------------------------------------------------------------------------
Net investment income (loss)                                                             (140,105)
--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) from:
  Investment securities                                                                 1,461,148
--------------------------------------------------------------------------------------------------
  Foreign currencies                                                                       (3,041)
--------------------------------------------------------------------------------------------------
                                                                                        1,458,107
--------------------------------------------------------------------------------------------------
Change in net unrealized appreciation of:
  Investment securities                                                                 1,971,169
--------------------------------------------------------------------------------------------------
  Foreign currencies                                                                        2,843
--------------------------------------------------------------------------------------------------
                                                                                        1,974,012
--------------------------------------------------------------------------------------------------
Net gain from investment securities and foreign currencies                              3,432,119
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $3,292,014
--------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements. STATEMENT OF CHANGES IN NET ASSETS
For the six months ended January 31, 2005 and the year ended July 31, 2004 (Unaudited)

                                                                                                JANUARY 31,    JULY 31,
                                                                                                   2005          2004
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                                                                  $  (140,105) $  (266,290)
-------------------------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign currencies                             1,458,107    2,272,478
-------------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of investment securities
    and foreign currencies                                                                        1,974,012     (380,720)
-------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations                                          3,292,014    1,625,468
-------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                                                           (25,943)          --
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                           (13,836)          --
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                           (10,505)          --
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                    (18,370)          --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                               (25,244)          --
-------------------------------------------------------------------------------------------------------------------------
  Decrease in net assets resulting from distributions                                               (93,898)          --
-------------------------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                                                         1,682,368     (596,196)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                         1,940,212      181,496
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                                                           257,394      183,883
-------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                                                    272,932      889,516
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                                             5,942,348    1,550,245
-------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from share transactions                                 10,095,254    2,208,944
-------------------------------------------------------------------------------------------------------------------------
    Net increase in net assets                                                                   13,293,370    3,834,412
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Beginning of period                                                                            20,122,554   16,288,142
-------------------------------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment income (loss) of $(141,787)
    and $(1,682), respectively)                                                                 $33,415,924  $20,122,554
-------------------------------------------------------------------------------------------------------------------------

See accompanying notes which are an integral part of the financial statements. NOTES TO FINANCIAL STATEMENTS
January 31, 2005
(Unaudited)
NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
AIM Mid Cap Stock Fund, formerly INVESCO Mid-Cap Growth Fund, (the "Fund") is a series portfolio of AIM Stock Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.
  The Fund's investment objective is to seek long-term capital growth. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.
  Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.
     Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.
B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.
NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES
The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. Effective January 1, 2005 through June 30, 2006, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund (based on the Fund's average daily net assets) do not exceed the annual rate of:

                           NET ASSETS          RATE
                           -------------------------
                           First $250 million 0.745%
                           -------------------------
                           Next $250 million  0.73 %
                           -------------------------
                           Next $500 million  0.715%
                           -------------------------
                           Next $1.5 billion  0.70 %
                           -------------------------
                           Next $2.5 billion  0.685%
                           -------------------------
                           Next $2.5 billion  0.67 %
                           -------------------------
                           Next $2.5 billion  0.655%
                           -------------------------
                           Over $10 billion   0.64 %
                           -------------------------

  AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Investor Class and Institutional Class shares to 1.65%, 2.30%, 2.30%, 1.55% and 1.30% of average daily net assets, respectively. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Investor Class and Institutional Class shares to 2.00%, 2.65%, 2.65%, 1.90% and 1.65% of average daily net assets, respectively, through July 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the limits stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales;
(iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the six months ended January 31, 2005, AIM waived fees of $108,179.
  For the six months ended January 31, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $5,059 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, including legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended January 31, 2005, AIM was paid $25,205.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the Institutional Class, the transfer agent has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the six months ended January 31, 2005, the Fund paid AISI $30,259 for Class A, Class B, Class C and Investor Class share classes and $543 for Institutional Class shares and AIM reimbursed fees of $28,360 for Class A, Class B, Class C and Investor Class share classes and $116 for the Institutional Class shares.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended January 31, 2005, the Class A, Class B, Class C and Investor Class shares paid $12,880, $18,703, $14,792 and $6,778, respectively.
  Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the six months ended January 31, 2005 AIM Distributors advised the Fund that it retained $4,074 in front-end sales commissions from the sale of Class A shares and $77, $47 and $113 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or AIM Distributors.
NOTE 3--INVESTMENTS IN AFFILIATES
The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended January 31, 2005.
INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                             PROCEEDS     UNREALIZED     MARKET            REALIZED
                  MARKET VALUE  PURCHASES      FROM      APPRECIATION    VALUE    DIVIDEND   GAIN
FUND                07/31/04     AT COST      SALES     (DEPRECIATION)  01/31/05   INCOME   (LOSS)
---------------------------------------------------------------------------------------------------
Premier Portfolio   $674,355   $10,370,490 $(9,936,249)      $--       $1,108,596 $11,202    $--
---------------------------------------------------------------------------------------------------

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended January 31, 2005, the Fund engaged in purchases and sales of securities of $210,000 and $72,528, respectively.
NOTE 5--EXPENSE OFFSET ARRANGEMENTS
The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended January 31, 2005, the Fund received credits from these arrangements which resulted in the reduction of the Fund's total expenses of $239.
NOTE 6--TRUSTEES' FEES
Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.
  Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.
  Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended January 31, 2005, the Fund paid legal fees of $2,210 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.
NOTE 7--BORROWINGS
Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.
  The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.
  During the six months ended January 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.
  Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.
NOTE 8--TAX INFORMATION
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund utilized $2,026,994 of capital loss carryforward during the year ended July 31, 2004 to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of July 31, 2004 which expires as follows:

                                        CAPITAL LOSS
                          EXPIRATION    CARRYFORWARD*
                          ---------------------------
                          July 31, 2010    $16,984
                          ---------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.
NOTE 9--INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended January 31, 2005 was $21,080,965 and $11,345,965, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
    ------------------------------------------------------------------------------
    Aggregate unrealized appreciation of investment securities      $3,684,674
    ------------------------------------------------------------------------------
    Aggregate unrealized (depreciation) of investment securities      (388,384)
    ------------------------------------------------------------------------------
    Net unrealized appreciation of investment securities            $3,296,290
    ------------------------------------------------------------------------------

Cost of investments for tax purposes is $29,950,880.
NOTE 10--SHARE INFORMATION
The Fund currently offers of five different classes of shares: Class A shares, Class B shares, Class C shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                   CHANGES IN SHARES OUTSTANDING/(a)/
--------------------------------------------------------------------------------------------------------
                                                             SIX MONTHS ENDED          YEAR ENDED
                                                             JANUARY 31, 2005         JULY 31, 2004
                                                          ---------------------  ----------------------
                                                           SHARES      AMOUNT     SHARES      AMOUNT
--------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                  163,922  $ 2,787,724   126,364  $  1,993,888
--------------------------------------------------------------------------------------------------------
  Class B                                                  131,853    2,200,363    39,727       622,652
--------------------------------------------------------------------------------------------------------
  Class C                                                   24,079      387,663   170,972     2,642,938
--------------------------------------------------------------------------------------------------------
  Investor Class                                           125,565    2,140,573   881,162    13,650,693
--------------------------------------------------------------------------------------------------------
  Institutional Class                                      361,223    6,016,070   134,650     2,154,609
--------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                    1,370       24,088        --            --
--------------------------------------------------------------------------------------------------------
  Class B                                                      735       12,635        --            --
--------------------------------------------------------------------------------------------------------
  Class C                                                      555        9,487        --            --
--------------------------------------------------------------------------------------------------------
  Investor Class                                             1,019       17,969        --            --
--------------------------------------------------------------------------------------------------------
  Institutional Class                                        1,422       25,208        --            --
--------------------------------------------------------------------------------------------------------
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       48          846     6,217       103,132
--------------------------------------------------------------------------------------------------------
  Class B                                                      (50)        (846)   (6,338)     (103,132)
--------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                  (69,141)  (1,130,290) (170,717)   (2,693,216)
--------------------------------------------------------------------------------------------------------
  Class B                                                  (16,407)    (271,940)  (21,581)     (338,024)
--------------------------------------------------------------------------------------------------------
  Class C                                                   (8,826)    (139,756) (163,602)   (2,459,055)
--------------------------------------------------------------------------------------------------------
  Investor Class                                          (114,127)  (1,885,610) (882,819)  (12,761,177)
--------------------------------------------------------------------------------------------------------
  Institutional Class                                       (6,044)     (98,930)  (37,562)     (604,364)
--------------------------------------------------------------------------------------------------------
                                                           597,196  $10,095,254    76,473  $  2,208,944
--------------------------------------------------------------------------------------------------------

/(a)/There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 9% of the outstanding shares of the Fund. AIM Distributors may have an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
      In addition, 25% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are also advised by AIM.
NOTE 11--FINANCIAL HIGHLIGHTS
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                     ----------------------------------------------------------------------------
                                                                                                               OCTOBER 1, 2001
                                                      SIX MONTHS                THREE MONTHS                     (DATE SALES
                                                         ENDED       YEAR ENDED    ENDED          YEAR ENDED    COMMENCED) TO
                                                      JANUARY 31,     JULY 31,    JULY 31,        APRIL 30,       APRIL 30,
                                                         2005           2004        2003             2003           2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $15.48          $13.98      $12.65         $ 14.95          $11.80
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          (0.09)/(a)/     (0.21)      (0.00)/(b)/     (0.12)/(b)/     (0.10)/(a)/
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      2.29            1.71        1.33           (2.18)           3.25
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                     2.20            1.50        1.33           (2.30)           3.15
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gain               (0.06)             --          --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $17.62          $15.48      $13.98         $ 12.65          $14.95
---------------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                       14.19%          10.73%      10.51%         (15.38)%         26.69%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $9,143          $6,542      $6,444         $ 5,587          $2,627
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
---------------------------------------------------------------------------------------------------------------------------------
  With fee waivers and/or expense reimbursements         1.65%/(d)/      1.65%       1.65%/(e)/      1.65%           1.65%/(e)/
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements      2.83%/(d)/      2.78%       2.85%/(e)/      2.77%           3.09%/(e)/
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  net assets                                            (1.03)%/(d)/    (1.24)%     (1.28)%/(e)/    (1.16)%         (1.44)%/(e)/
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                               46%            117%         23%             50%             23%
---------------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.05) and $(0.25) for the three months ended July 31, 2003 and the year ended April 30, 2003, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $7,299,620. /(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                                         CLASS B
                                                        -------------------------------------------------------------------------
                                                                                                                 OCTOBER 1,
                                                                                      THREE                         2001
                                                         SIX MONTHS                   MONTHS          YEAR       (DATE SALES
                                                            ENDED       YEAR ENDED    ENDED           ENDED     COMMENCED) TO
                                                         JANUARY 31,     JULY 31,    JULY 31,       APRIL 30,     APRIL 30,
                                                            2005           2004        2003           2003          2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $15.16          $13.79    $12.49         $ 14.86         $11.80
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                             (0.14)/(a)/     (0.29)    (0.02)/(b)/     (0.17)/(b)/    (0.15)/(a)/
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                         2.24            1.66      1.32           (2.20)          3.21
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                        2.10            1.37      1.30           (2.37)          3.06
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gain                  (0.06)             --        --              --             --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $17.20          $15.16    $13.79         $ 12.49         $14.86
---------------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                          13.83%           9.93%    10.41%         (15.95)%        25.93%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $5,283          $2,895    $2,470         $ 2,139         $1,106
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements            2.30%/(d)/      2.30%     2.30%/(e)/      2.30%          2.30%/(e)/
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements         3.48%/(d)/      3.59%     3.68%/(e)/      3.71%          4.06%/(e)/
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  net assets                                               (1.68)%/(d)/    (1.89)%   (1.92)%/(e)/    (1.81)%        (2.14)%/(e)/
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                  46%            117%       23%             50%            23%
---------------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to be paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.07) and $(0.30) for the three months ended July 31, 2003 and the year ended April 30, 2003, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for the shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $3,710,073. /(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                                       CLASS C
                                                     ----------------------------------------------------------------------------
                                                                                                                  OCTOBER 1,
                                                                                                                     2001
                                                      SIX MONTHS                THREE MONTHS                     (DATE SALES
                                                         ENDED       YEAR ENDED    ENDED          YEAR ENDED    COMMENCED) TO
                                                      JANUARY 31,     JULY 31,    JULY 31,        APRIL 30,       APRIL 30,
                                                         2005           2004        2003             2003           2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $15.07          $13.70      $12.42         $ 14.84          $11.80
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                          (0.14)/(a)/     (0.29)      (0.02)/(b)/     (0.25)/(b)/     (0.14)/(a)/
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      2.23            1.66        1.30           (2.17)           3.18
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                     2.09            1.37        1.28           (2.42)           3.04
---------------------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gain               (0.06)             --          --              --              --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $17.10          $15.07      $13.70         $ 12.42          $14.84
---------------------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                       13.84%          10.00%      10.31%         (16.31)%         25.76%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $3,277          $2,650      $2,308         $ 2,063          $  515
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements         2.30%/(d)/      2.30%       2.30%/(e)/      2.30%           2.30%/(e)/
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements      3.48%/(d)/      3.68%       3.86%/(e)/      3.88%           4.45%/(e)/
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
  net assets                                            (1.68)%/(d)/    (1.89)%     (1.92)%/(e)/    (1.80)%         (2.13)%/(e)/
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                               46%            117%         23%             50%             23%
---------------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.07) and $(0.37) for the three months ended July 31, 2003 and the year ended April 30, 2003, respectively.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $2,934,343. /(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                                 INVESTOR CLASS
                                                            ---------------------------------------------------------
                                                                                                     SEPTEMBER 3,
                                                                                         THREE           2002
                                                             SIX MONTHS       YEAR       MONTHS       (DATE SALES
                                                                ENDED        ENDED       ENDED       COMMENCED) TO
                                                             JANUARY 31,    JULY 31,    JULY 31,       APRIL 30,
                                                                2005          2004        2003           2003
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $15.51         $14.00    $12.66           $11.66
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 (0.08)/(a)/    (0.19)    (0.01)/(b)/      (0.07)/(a)/
---------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)        2.30           1.70      1.35             1.07
---------------------------------------------------------------------------------------------------------------------
    Total from investment operations                            2.22           1.51      1.34             1.00
---------------------------------------------------------------------------------------------------------------------
Less distributions from net realized gain                      (0.06)            --        --               --
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $17.67         $15.51    $14.00           $12.66
---------------------------------------------------------------------------------------------------------------------
Total return/(c)/                                              14.29%         10.79%    10.58%            8.58%
---------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $6,044         $5,113    $3,798           $2,536
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.55%/(d)/     1.55%     1.55%/(e)/       1.55%/(e)/
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             2.73%/(d)/     3.19%     3.55%/(e)/       3.57%/(e)/
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets    (0.93)%/(d)/   (1.14)%   (1.18)%/(e)/     (1.01)%/(e)/
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(f)/                                      46%           117%       23%              50%
---------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/The net investment income (loss) per share was calculated after permanent book tax differences, such as net operating losses, were reclassified from accumulated net investment income (loss) to paid in capital. Had net investment income (loss) per share been calculated using the current method, which is before reclassification of net operating losses, net investment income (loss) per share would have been $(0.06) for the three months ended July 31, 2003.
/(c)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
/(d)/Ratios are annualized and based on average daily net assets of $5,378,242. /(e)/Annualized.
/(f)/Not annualized for periods less than one year.

                                                                            INSTITUTIONAL CLASS
                                          -----------------------------------------------------------------------------------------
                                           SIX MONTHS                 THREE MONTHS
                                              ENDED        YEAR ENDED    ENDED                    YEAR ENDED APRIL 30,
                                           JANUARY 31,      JULY 31,    JULY 31,     ----------------------------------------------
                                              2005            2004        2003           2003         2002       2001      2000
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $15.58          $14.04      $12.69        $ 14.94      $14.78       $ 19.03   $ 12.76
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.06)/(a)/     (0.07)      (0.03)/(a)/    (0.11)/(a)/ (0.15)/(a)/   (0.13)    (0.12)
-----------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                 2.31            1.61        1.38          (2.14)       0.31          2.38      6.41
-----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations         2.25            1.54        1.35          (2.25)       0.16         (2.51)     6.29
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Distributions from net realized gains     (0.06)             --          --             --          --         (1.64)    (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
  Return of capital                            --              --          --             --          --         (0.10)       --
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions                     (0.06)             --          --             --          --         (1.74)    (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $17.77          $15.58      $14.04        $ 12.69      $14.94       $ 14.78   $ 19.03
-----------------------------------------------------------------------------------------------------------------------------------
Total return/(b)/                           14.42%          10.97%      10.64%        (15.06)%      1.08%       (13.60)%   49.49%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $9,669          $2,922      $1,269        $ 1,111      $2,538       $19,742   $17,703
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                           1.30%/(c)/      1.30%       1.30%/(d)/     1.30%       1.30%         1.30%     1.31%
-----------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                           2.19%/(c)/      2.91%       3.15%/(d)/     3.35%       2.29%         1.88%     2.48%
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to
  average net assets                        (0.68)%/(c)/    (0.89)%     (0.93)%/(d)/   (0.83)%     (1.06)%       (0.90)%   (0.95)%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate/(e)/                   46%            117%         23%            50%         23%           41%       42%
-----------------------------------------------------------------------------------------------------------------------------------

/(a)/Calculated using average shares outstanding.
/(b)/Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
/(c)/Ratios are annualized and based on average daily net assets of $5,979,777. /(d)/Annualized.
/(e)/Not annualized for periods less than one year.
NOTE 12--SUBSEQUENT EVENT
The Board of Trustees of the Trust ("Seller") unanimously approved, on March
22, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund ("Selling Fund") a series of Seller, would transfer all of its assets to AIM Capital Development Fund ("Buying Fund"), a series of AIM Equity Funds (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.
  The Agreement requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around June 28, 2005. If the Agreement is approved by shareholders of Selling Fund and certain conditions required by the Agreement are satisfied, the transaction is expected to become effective shortly thereafter.
NOTE 13--LEGAL PROCEEDINGS
Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.
SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING
On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds) and A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) reached final settlements with certain regulators, including without limitation the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. These regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that they had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG and AIM breached various Federal and state securities, business and consumer protection laws. On the same date, A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached a final settlement with the SEC to resolve an investigation relating to market timing activity and related issues in the AIM Funds. The SEC also alleged that ADI violated various Federal securities laws. The SEC also has settled related market timing enforcement actions brought against certain former officers and employees of IFG.
  Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of this $325 million total payment, half has been paid and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties, all of which has been paid. The entire $325 million IFG settlement payment will be made available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be made available for distribution to the shareholders of those
AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees.
  Under the terms of the settlements, AIM is undertaking certain governance and compliance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant and a corporate ombudsman. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party. In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.
  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by such Funds related to market timing matters.
  The SEC has also settled market timing enforcement actions against Raymond R. Cunningham (the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by
IFG), Timothy J. Miller (the former chief investment officer and a former portfolio manager for IFG), Thomas A. Kolbe (the former national sales manager of IFG) and Michael D. Legoski (a former assistant vice president in IFG's sales department). As part of these settlements, the SEC ordered these individuals to pay restitution and civil penalties in various amounts and prohibited them from associating with, or serving as an officer or director of, an investment advisor, broker, dealer and/or investment company, as applicable, for certain periods of time.
  The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM's agreement to reduce management fees on certain equity and balanced AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant appointed under the settlement agreements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement payments may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.
  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described below may have on AIM, ADI or the Fund.
  Regulatory Inquiries and Pending Litigation
  The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including but not limited to revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans, procedures for locating lost security holders and participation in class action settlements.
  As described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.
  Ongoing Regulatory Inquiries Concerning IFG and AIM
  IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. ("NASD"), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor ("DOL") and the United States Attorney's Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.
  AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the United States Attorney's Office for the Southern District of New York, the United States Attorney's Office for the Central District of California, the United States Attorney's Office for the District of Massachusetts, the Massachusetts Securities Division, the U.S. Postal Inspection Service and the Commodity Futures Trading Commission, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.
  Private Civil Actions Alleging Market Timing
  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees.
  All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM
Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. The plaintiffs in one of the underlying lawsuits continue to seek remand of their lawsuit to state court.
  Private Civil Actions Alleging Improper Use of Fair Value Pricing
  Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.
  Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc. ("IINA"), ADI and/or INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the
Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees. All of these lawsuits have been transferred to the United States District Court for the Southern District of Texas, Houston Division by order of the applicable United States District Court in which they were initially filed. The plaintiff in one of these lawsuits has challenged this order.
  Private Civil Actions Alleging Improper Charging of Distribution Fees on Limited Offering Funds or Share Classes
  Multiple civil lawsuits, including shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the
Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys' and experts' fees.
  Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements
  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. ("AIS") and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the
Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds' advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys' and experts' fees.
  Private Civil Action Alleging Failure to Ensure Participation in Class Action Settlements
  A civil lawsuit, purporting to be a class action lawsuit, has been filed against AIM, IINA, A I M Capital Management, Inc. and the trustees of the AIM Funds alleging that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate. This lawsuit alleges as theories of recovery: (i) violation of various provisions of the Federal securities laws;
(ii) common law breach of fiduciary duty; and (iii) common law negligence. This lawsuit has been filed in Federal court and seeks such remedies as compensatory and punitive damages; forfeiture of all commissions and fees paid by the class of plaintiffs; and costs and attorneys' fees.
        *    *    *    *    *    *    *    *    *    *    *    *    *    *
  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.
OTHER INFORMATION
TRUSTEES AND OFFICERS

BOARD OF TRUSTEES   OFFICERS                                                 OFFICE OF THE FUND
Bob R. Baker        Bruce L. Crockett                                        11 Greenway Plaza
                    Chair                                                    Suite 100
Frank S. Bayley                                                              Houston, TX 77046-1173
                    Robert H. Graham
James T. Bunch      Vice Chair and President                                 INVESTMENT ADVISOR
Bruce L. Crockett   Mark H. Williamson                                       A I M Advisors, Inc.
                    Executive Vice President                                 11 Greenway Plaza
Albert R. Dowden                                                             Suite 100
                    Lisa O. Brinkley                                         Houston, TX 77046-1173
Edward K. Dunn, Jr. Senior Vice President and Chief Compliance Officer
                                                                             TRANSFER AGENT
Jack M. Fields      Russell C. Burk
                    Senior Vice President                                    AIM Investment Services, Inc.
Carl Frischling                                                              P.O. Box 4739
                    Kevin M. Carome                                          Houston, TX 77210-4739
Robert H. Graham    Senior Vice President, Secretary and Chief Legal Officer
                                                                             CUSTODIAN
Gerald J. Lewis     Sidney M. Dilgren
                    Vice President and Treasurer                             State Street Bank and Trust Company
Prema Mathai-Davis                                                           225 Franklin Street
                    Robert G. Alley                                          Boston, MA 02110-2801
Lewis F. Pennock    Vice President
                                                                             COUNSEL TO THE FUND
Ruth H. Quigley     Stuart W. Coco
                    Vice President                                           Ballard Spahr
Larry Soll                                                                   Andrews & Ingersoll, LLP
                    J. Philip Ferguson                                       1735 Market Street
Mark H. Williamson  Vice President                                           Philadelphia, PA 19103-7599
                    Karen Dunn Kelley                                        COUNSEL TO THE INDEPENDENT TRUSTEES
                    Vice President
                                                                             Kramer, Levin, Naftalis & Frankel LLP
                                                                             919 Third Avenue
                                                                             New York, NY 10022-3852
                                                                             DISTRIBUTOR
                                                                             A I M Distributors, Inc.
                                                                             11 Greenway Plaza
                                                                             Suite 100
                                                                             Houston, TX 77046-1173

     DOMESTIC EQUITY
AIM Aggressive Growth Fund
AIM Balanced Fund*
AIM Basic Balanced Fund*
AIM Basic Value Fund
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Charter Fund
AIM Constellation Fund
AIM Core Stock Fund/1/
AIM Dent Demographic Trends Fund
AIM Diversified Dividend Fund
AIM Dynamics Fund/1/
AIM Emerging Growth Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Libra Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund/2/
AIM Mid Cap Growth Fund
AIM Mid Cap Stock Fund/1/
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund
AIM Premier Equity Fund
AIM S&P 500 Index Fund/1/
AIM Select Equity Fund
AIM Small Cap Equity Fund/3/
AIM Small Cap Growth Fund/4/
AIM Small Company Growth Fund/1/
AIM Total Return Fund*/1/
AIM Trimark Endeavor Fund
AIM Trimark Small Companies Fund
AIM Weingarten Fund
* Domestic equity and income fund
     INTERNATIONAL/GLOBAL EQUITY
AIM Asia Pacific Growth Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund/5/
AIM Global Aggressive Growth Fund
AIM Global Equity Fund/6/
AIM Global Growth Fund
AIM Global Value Fund
AIM International Core Equity Fund/1/
AIM International Growth Fund
AIM International Small Company Fund/7/
AIM Trimark Fund
     SECTOR EQUITY
AIM Advantage Health Sciences Fund/1/
AIM Energy Fund/1/
AIM Financial Services Fund/1/
AIM Global Health Care Fund
AIM Gold & Precious Metals Fund/1/
AIM Health Sciences Fund/1/
AIM Leisure Fund/1/
AIM Multi-Sector Fund/1/
AIM Real Estate Fund
AIM Technology Fund/1/
AIM Utilities Fund/1/
     FIXED INCOME
TAXABLE
AIM Floating Rate Fund
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund
AIM Money Market Fund
AIM Short Term Bond Fund
AIM Total Return Bond Fund
Premier Portfolio
Premier U.S. Government Money Portfolio/1/
TAX-FREE
AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund
Premier Tax-Exempt Portfolio
AIM ALLOCATION SOLUTIONS
AIM Aggressive Allocation Fund
AIM Conservative Allocation Fund
AIM Moderate Allocation Fund
/1/The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. /2/As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /3/Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. /4/As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /5/As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. /6/Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund. /7/Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor.
If used after April 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.
A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $138 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $382 billion in assets under management. Data as of December 31, 2004.
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT THOROUGHLY BEFORE INVESTING.
AIMinvestments.com                 I-MCS-SAR-1          A I M Distributors, Inc.
[YOUR GOALS. OUR SOLUTIONS.]
- REGISTERED TRADEMARK -
Mutual    Retirement   Annuities   College    Separately   Offshore   Cash
Funds     Products                 Savings    Managed      Products   Management
                                   Plans      Accounts
                                                         [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

ITEM 2.  CODE OF ETHICS.

                  There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

                  Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                  Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                  None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of March 16, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 16, 2005, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

 (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)          Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)          Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Stock Funds

By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    March 30, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         -----------------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    March 30, 2005


By:      /s/ SIDNEY M. DILGREN
         -----------------------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    March 30, 2005

                                  EXHIBIT INDEX


12(a)(1)          Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)          Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.